Investments (Assets Measured At Fair Value On A Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	$ 11,888,205	$ 10,543,034
Equity Securities: Fair Value	17,056	17,154
Total fixed maturities and equity securities	11,905,261	10,560,188
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities and equity securities	262,051	302,020
Percent of total	2.20%	2.90%
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities and equity securities	11,593,808	10,153,327
Percent of total	97.40%	96.10%
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities and equity securities	49,402	104,841
Percent of total	0.40%	1.00%
Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fixed maturities and equity securities	11,905,261	10,560,188
Percent of total	100.00%	100.00%
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	67,035	78,674
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	67,035	78,674
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	67,035	78,674
States, Municipalities, And Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,329,822	1,181,126
States, Municipalities, And Political Subdivisions [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
States, Municipalities, And Political Subdivisions [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,329,822	1,181,126
States, Municipalities, And Political Subdivisions [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
States, Municipalities, And Political Subdivisions [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,329,822	1,181,126
Foreign Governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	23,159	23,031
Foreign Governments [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Foreign Governments [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	23,159	23,031
Foreign Governments [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Foreign Governments [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	23,159	23,031
Corporates [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	9,270,920	7,920,865
Corporates [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	28,092	15,347
Corporates [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	9,231,578	7,831,845
Corporates [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	11,250	73,673
Corporates [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	9,270,920	7,920,865
Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	30,320	22,456
Collateralized Debt Obligations [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Collateralized Debt Obligations [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Collateralized Debt Obligations [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	30,320	22,456
Collateralized Debt Obligations [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	30,320	22,456
Other Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	44,680	48,738
Other Asset-Backed Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Other Asset-Backed Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	37,558	40,696
Other Asset-Backed Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	7,122	8,042
Other Asset-Backed Securities [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	44,680	48,738
Redeemable Preferred Stocks [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,122,269	1,268,144
Redeemable Preferred Stocks [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	217,613	270,189
Redeemable Preferred Stocks [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	904,656	997,955
Redeemable Preferred Stocks [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	0	0
Redeemable Preferred Stocks [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	1,122,269	1,268,144
Fixed Maturities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	11,888,205	10,543,034
Fixed Maturities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	245,705	285,536
Fixed Maturities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	11,593,808	10,153,327
Fixed Maturities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	48,692	104,171
Fixed Maturities [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value assets measured on recurring basis	11,888,205	10,543,034
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities: Fair Value	17,056	17,154
Equity Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities: Fair Value	16,346	16,484
Equity Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities: Fair Value	0	0
Equity Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities: Fair Value	710	670
Equity Securities [Member] | Total Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity Securities: Fair Value	$ 17,056	$ 17,154